DEFERRED INCOME	12 Months Ended
Dec. 31, 2024
Accruals and deferred income including contract liabilities [abstract]
DEFERRED INCOME

	12.31.2024	12.31.2023
Contractual Liabilities (customers contracts)(1)	1,016,935	963,407
Sale of goods and fixed assets(2)	61,919	68,699
Government grants	6,714	17,124
Other(3)	60,478	37,373
Total	1,146,046	1,086,603

Current	1,019,134	960,078
Non-current	126,912	126,525

(1)Refers to the balance of contractual liabilities of customers, deferred to match performance obligations over time.
(2)Includes the net balances of the residual values from sale of non-strategic towers and rooftops, transferred to income as the conditions for recognition are met..
(3)The consolidated amounts include the resale of software licenses from the indirect subsidiary TIS.
Below, we present the changes in contractual liabilities (contracts with customers), mainly represented by the sale of prepaid credits.

	12.31.2024	12.31.2023
Balance at the beginning of the fiscal year	963,407	865,407
Additions	9,482,545	8,051,367
Write-offs, net	(9,429,017)	(7,953,367)
Balance at the end of the year	1,016,935	963,407
Below, we present the expected terms for the realization of contractual, non-current liabilities.

Year
2025	953,756
2026	42,365
2027	4,192
2028	3,688
2029	3,481
2030 onwards	9,453
Total	1,016,935